Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

August 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       AB Cap Fund, Inc.

- AB Emerging Markets Multi-Asset Portfolio

                    (File No. 2-29901)

Ladies and Gentlemen:

On behalf of AB Cap Fund, Inc. - AB Emerging Markets Multi-Asset Portfolio (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed pursuant to Rule 497(c) under the Securities Act does not differ from that included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on July 29, 2022.

A definitive form of the Statement of Additional Information for the Fund will be filed separately pursuant to Rule 497(c).

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joseph Nardello
Joseph Nardello